SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I'm pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Securities Fund: 5-10 Years. The report covers the six-month reporting period ended August 31, 1999 and includes an investment review by the fund's portfolio manager, a complete listing of holdings, and the financial statements.

This mutual fund pursues total return consistent with current income through the relative safety of a U.S. government portfolio.

During the reporting period, the fund's Institutional Shares produced a total return of (1.51%) through paid income totaling $0.27 per share and a $0.42 decrease in net asset value. 1 Institutional Service Shares produced a total return of (1.66%) through paid income totaling $0.25 per share and a net asset value decrease of $0.42 per share.1 Net assets totaled $104.2 million on August 31, 1999.

Thank you for participating in the income opportunities of intermediate-term government securities through Federated U.S. Government Securities
Fund: 5-10 Years. We welcome your comments and questions.

Sincerely,

[Graphic]

Glen R. Johnson

President

October 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated U.S. Government Securities Fund: 5-10 Years invests in
U.S. government securities which include U.S. Treasury and agency obligations. The fund's dollar-weighted average portfolio duration is managed within 20% of the dollar-weighted average portfolio duration of the Merrill Lynch 5-10 Year Treasury Index. 1

U.S. Treasury yields increased significantly during the fund's semi-annual reporting period, continuing the trend which began in the fourth quarter of 1998. Yields of 5-year and 10-year Treasury notes ended August 1999 at 5.87% and 5.97%, respectively, compared to 5.22% and 5.29% at the end of February 1999 and the early October 1998 lows of 3.97% and 4.16%. While inflation remained subdued, stronger than expected U.S. economic growth combined with global economies showing signs of recovery fueled market fears of higher inflation. Market expectations shifted dramatically from pricing in further Federal Reserve Board (the "Fed") easing during the fourth quarter of 1998 to pricing in a tighter Fed monetary policy. These expectations were realized on the last day of June when the Federal Funds target rate was increased for the first time since March 1997 from 4.75% to 5.00%. The Federal Funds target rate was increased again to 5.25% in late August. Although the Fed is currently in a "wait and see" mode, another tightening may be warranted if U.S. economic growth does not slow to a sustainable pace.

Almost 10% of the Fund's Treasury position was shifted into agencies to take advantage of dramatically wider agency yield spreads versus Treasurys during the "flight to quality" environment of late summer/early fall 1998. Agencies outperformed Treasurys during the first half of the fund's reporting period, but the fund added agency obligations at attractive spread levels versus Treasurys during the second half as they underperformed. Similar to 1998, agency issuance has continued to exceed Treasury note and bond issuance.

While a further rise in interest rates should be limited, a significant decline in interest rates is not expected until U.S. economic growth slows, absent an unforeseen financial crisis. The average duration of the fund has remained within its neutral range and ended the reporting period at 5.3 years. The fund's Institutional Shares total return for the six months ended August 31, 1999 was (1.51)% 2 versus (1.10)% for the Merrill Lynch 5- 10 Year Treasury Index.

1 The Merrill Lynch 5-10 Year Treasury Index is an unmanaged index tracking U.S. government securities with maturities between 5 and 9.99 years. Investments cannot be made in an index.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's Institutional Service Shares total return for the six months ended August 31, 1999 was (1.66%).

Last Meeting of Shareholders

A Special Meeting of shareholders of Federated U.S. Government Securities Fund:
5-10 Years (the "Fund") was held on June 21, 1999. The following items were approved by shareholders at this meeting.

AGENDA ITEM 1

Election of Trustees: 1



                            SHARES VOTED    SHARES
                            AFFIRMATIVELY   WITHHELD

Nicholas P. Constantakis    7,116,588       26,614
John F. Cunningham          7,118,564       24,638
J. Christopher Donahue      7,118,564       24,638
Charles F. Mansfield, Jr.   7,118,564       24,638
John S. Walsh               7,118,564       24,638


1 The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, Thomas G. Bigley, John T. Conroy, Lawrence D. Ellis, Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie Smuts.

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the Fund's independent auditors:



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
7,102,283        10,256          30,662


AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(a) To approve amending the Fund's fundamental investment policy regarding diversification.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,968,775        99,636          57,338


(b) To approve amending the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,923,389        139,002         63,357


(c) To approve amending the Fund's fundamental investment policy regarding investments in real estate.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,089,820        972,321         63,608


(d) To approve amending the Fund's fundamental investment policy concerning investments in commodities.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,071,224        988,018         66,507


(e) To approve amending the Fund's fundamental investment policy regarding lending.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,710,479        338,998         76,272


(f) To approve amending the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,826,643        240,900         58,206


(g) To approve amending and making non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,051,864        1,011,727       62,157


(h) To approve amending and making non-fundamental, the Fund's fundamental investment policy regarding pledging assets.



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,076,911        984,089         64,748


AGENDA ITEM 4

To approve eliminating the Fund's fundamental investment policy on selling securities short:



SHARES VOTED     SHARES VOTED    SHARES
AFFIRMATIVELY    NEGATIVELY      ABSTAINING
5,079,694        985,675         60,379


Portfolio of Investments

AUGUST 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                         VALUE

                 U.S. TREASURY OBLIGATIONS-
                 69.9%
                 U.S. TREASURY BONDS-3.5%

  $    900,000   12.000%, 5/15/2005             $   1,148,436
     2,025,000   10.750%, 8/15/2005                 2,477,790
                 TOTAL                              3,626,226
                 U.S. TREASURY NOTES-66.4%

     5,500,000   7.250%, 8/15/2004                  5,788,090
     5,550,000   7.875%, 11/15/2004                 5,992,890
     7,375,000   7.500%, 2/15/2005                  7,851,941
     9,600,000   6.500%, 8/15/2005                  9,784,320
     9,550,000   5.875%, 11/15/2005                 9,441,894
     4,500,000   5.625%, 2/15/2006                  4,388,040
     6,250,000   7.000%, 7/15/2006                  6,532,438
    10,500,000   6.500%, 10/15/2006                10,683,960
     4,149,000   6.625%, 5/15/2007                  4,257,745
     4,500,000   6.125%, 8/15/2007                  4,482,855
                 TOTAL                             69,204,173
                 TOTAL U.S. TREASURY

                 OBLIGATIONS (IDENTIFIED

                 COST $75,221,865)                 72,830,399
                 U.S. GOVERNMENT AGENCY

                 OBLIGATIONS-26.0%
                 FEDERAL HOME LOAN BANK-

                 26.0%

     1,000,000   6.150%, 10/14/2004                   976,190
     2,750,000   6.900%, 2/7/2007                   2,793,780
     1,600,000   5.905%, 3/27/2008                  1,493,792
     2,500,000   5.925%, 4/9/2008                   2,336,700
     3,100,000   6.185%, 5/6/2008                   2,947,976
     3,800,000   5.800%, 9/2/2008                   3,525,526

PRINCIPAL

AMOUNT                                         VALUE

                 U.S. GOVERNMENT AGENCY
                 OBLIGATIONS-continued
                 FEDERAL HOME LOAN BANK-

                 CONTINUED

 $   5,500,000   6.730%, 6/22/2009             $    5,409,855
     7,900,000   6.500%, 8/14/2009                  7,639,616
                 TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (IDENTIFIED

                 COST $28,406,934)                 27,123,435
                 REPURCHASE AGREEMENT-3.3%

                 1

     3,395,000   Societe Generale, New
                 York, 5.430%, dated
                 8/31/1999, due 9/1/1999

                 (AT AMORTIZED COST)                3,395,000
                 TOTAL INVESTMENTS

                 (IDENTIFIED COST

                 $107,023,799) 2                $ 103,348,834


1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $107,023,799. The net unrealized depreciation of investments on a federal tax basis amounts to $(3,674,965) which is comprised of $24,452 appreciation and $3,699,417 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($104,192,964) at August 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$107,023,799)                                 $ 103,348,834
Income receivable                                 1,293,517
Receivable for shares sold                           10,127
Deferred organizational
costs                                                15,690
TOTAL ASSETS                                    104,668,168
LIABILITIES:

Income distribution

payable                         $ 475,204
TOTAL LIABILITIES                                   475,204
Net assets for 10,612,772

shares outstanding                           $  104,192,964
NET ASSETS CONSIST OF:
Paid in capital                               $ 108,774,383
Net unrealized
depreciation of
investments                                      (3,674,965  )
Accumulated net realized
loss on investments                                (903,134  )
Distributions in excess of
net investment income                                (3,320)
TOTAL NET ASSETS                              $ 104,192,964
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$73,649,956 / 7,501,694
shares outstanding                                    $9.82
INSTITUTIONAL SERVICE
SHARES:
$30,543,008 / 3,111,078
shares outstanding                                    $9.82


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                          $  3,025,952
EXPENSES:

Investment advisory fee                          $  270,690
Administrative personnel
and services fee                                     78,012
Custodian fees                                        3,920
Transfer and dividend
disbursing agent fees and
expenses                                             33,808
Directors'/Trustees' fees                             6,543
Auditing fees                                         7,047
Legal fees                                            1,510
Portfolio accounting fees                            30,035
Distribution services fee-
Institutional Service
Shares                                               35,888
Shareholder services fee-
Institutional Shares                                 99,457
Shareholder services fee-
Institutional Service
Shares                                               35,888
Share registration costs                             21,517
Printing and postage                                 10,920
Insurance premiums                                    1,067
Miscellaneous                                         9,267
TOTAL EXPENSES                                      645,569
WAIVERS:
Waiver of investment
advisory fee                    $  (270,690)
Waiver of shareholder
services fee-Institutional
Shares                             (83,544)
Waiver of shareholder
services fee-Institutional
Service Shares                     (22,968)
Reimbursement of other
operating expenses                 (60,505)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (437,707)
Net expenses                                                           207,862
Net investment income                                                2,818,090
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                         (1,018,947)
Net change in unrealized
depreciation of
investments                                                         (3,393,322)
Net realized and
unrealized loss on
investments                                                         (4,412,269)
Change in net assets
resulting from operations                                        $  (1,594,179)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                               SIX MONTHS
                               ENDED                YEAR
                               (unaudited)          ENDED
                               AUGUST 31,           FEBRUARY 28,
                               1999                 1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   2,818,090       $   4,015,633
Net realized gain (loss) on
investments ($(1,018,947)
and $975,874,
respectively, as computed
for federal tax purposes)           (1,018,947)            975,874
Net change in unrealized
depreciation                        (3,393,322)         (1,346,997)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           (1,594,179)          3,644,510
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (2,100,479)         (3,382,017)
Institutional Service
Shares                                (717,623)           (636,924)
Distributions from net
realized gains
Institutional Shares                         -            (733,012)
Institutional Service
Shares                                       -            (211,273)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (2,818,102)         (4,963,226)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              27,082,268         143,996,625
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,392,578           2,661,315
Cost of shares redeemed            (32,576,451)        (74,522,164)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (4,101,605)         72,135,776
Change in net assets                (8,513,886)         70,817,060
NET ASSETS:

Beginning of period                112,706,850          41,889,790
End of period                    $ 104,192,964       $ 112,706,850


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX  MONTHS

                              ENDED                                                                            PERIOD
                              (unaudited)                                                                      ENDED
                              AUGUST  31,                         YEAR ENDED FEBRUARY 28,                      FEBRUARY  29,
                              1999                      1999              1998               1997              1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                      $10.24                    $10.22            $  9.77            $  9.98           $10.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income            0.27                      0.55               0.59               0.59             0.21
Net realized and
unrealized gain (loss) on
investments                     (0.42)                     0.12               0.47              (0.21)           (0.02)
TOTAL FROM

INVESTMENT OPERATIONS           (0.15)                     0.67               1.06               0.38             0.19
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.27)                    (0.55)             (0.59)             (0.59)           (0.21)
Distributions from net
realized gain
on investments                     -                      (0.10)             (0.02)                 -                -
TOTAL DISTRIBUTIONS             (0.27)                    (0.65)             (0.61)             (0.59)           (0.21)
NET ASSET VALUE, END OF

PERIOD                        $  9.82                    $10.24             $10.22            $  9.77          $  9.98
TOTAL RETURN 2                  (1.51%)                    6.58%             11.09%              3.98%            1.85%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       1.12% 4                   1.24%              1.99%              4.08%           12.37% 4
Net investment income
(loss) 3                         4.45% 4                   4.33%              4.15%              2.11%           (6.51%) 4
Expenses (after waivers
and reimbursements)              0.30% 4                   0.30%              0.30%              0.13%            0.11% 4
Net investment income
(after waivers and
reimbursements)                  5.27% 4                   5.27%              5.84%              6.06%            5.75% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $73,650                   $85,534            $39,712            $15,225           $4,181
Portfolio turnover                 30%                       85%                49%                57%              29%


1 Reflects operations for the period from October 19, 1995 (date of initial public investment) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Fund's administrator.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX  MONTHS

                              ENDED                                                                          PERIOD
                              (unaudited)                                                                    ENDED
                              AUGUST  31,                        YEAR ENDED FEBRUARY 28,                     FEBRUARY  29,
                              1999                      1999             1998              1997              1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                      $10.24                    $10.22           $  9.77           $  9.98           $10.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income            0.25                      0.52              0.55              0.56             0.20
Net realized and
unrealized gain (loss) on
investments                     (0.42)                     0.12              0.48             (0.21)           (0.02)
TOTAL FROM

INVESTMENT OPERATIONS           (0.17)                     0.64              1.03              0.35             0.18
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.25)                    (0.52)            (0.56)            (0.56)           (0.20)
Distributions from net
realized gain
on investments                      -                     (0.10)            (0.02)                -                -
TOTAL DISTRIBUTIONS             (0.25)                    (0.62)            (0.58)            (0.56)           (0.20)
NET ASSET VALUE, END OF

PERIOD                        $  9.82                    $10.24            $10.22           $  9.77          $  9.98
TOTAL RETURN 2                  (1.66%)                    6.26%            10.76%             3.62%            1.75%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       1.37% 4                   1.43%             2.24%             4.33%            12.62% 4
Net investment income
(loss) 3                         4.22% 4                   4.04%             3.92%             1.84%            (6.92%) 4
Expenses (after waivers
and reimbursements)              0.60% 4                   0.60%             0.60%             0.47%             0.45% 4
Net investment income
(after waivers and
reimbursements)                  4.99% 4                   4.87%             5.56%             5.70%             5.25% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $30,543                   $27,173             $2,178           $1,782             $1,046
Portfolio turnover                 30%                       85%               49%               57%                29%


1 Reflects operations for the period from October 19, 1995 (date of initial public investment) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Fund's administrator.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 1999 (UNAUDITED)

ORGANIZATION

Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At August 31, 1999 capital paid-in aggregated $108,774,383.

Transactions in shares were as follows:



                             SIX MONTHS ENDED                       YEAR ENDED
                              AUGUST 31, 1999                   FEBRUARY 28, 1999

INSTITUTIONAL SHARES:      SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    1,628,837       $  16,449,226     10,372,039       $ 108,637,843
Shares issued to
shareholders in payment of
distributions declared           112,737          1,135,854        198,272           2,089,406
Shares redeemed               (2,595,037)       (26,237,277)    (6,101,477)        (64,110,294)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                    (853,463)     $  (8,652,197)     4,468,834       $  46,616,955


                             SIX MONTHS ENDED                       YEAR ENDED
                              AUGUST 31, 1999                   FEBRUARY 28, 1999

INSTITUTIONAL SERVICE

SHARES:                    SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    1,057,789       $  10,633,042      3,365,052       $  35,358,782
Shares issued to
shareholders in payment of
distributions declared            25,498             256,724         53,863             571,909
Shares redeemed                 (626,667)         (6,339,174)      (977,573)        (10,411,870)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               456,620       $   4,550,592      2,441,342       $  25,518,821
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (396,843)      $  (4,101,605)     6,910,176       $  72,135,776


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Institutional Service Shares may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $42,365 were borne initially by FServ. The Trust has agreed to reimburse FServ for the organizational expenses during the five-year period following the effective date. For the period ended August 31, 1999, the Fund paid $13,260 pursuant to this agreement.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1999, were as follows:



Purchases     $ 31,635,648
Sales         $ 38,569,311


YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated U.S. Government Securities Fund: 5-10 Years

SEMI-ANNUAL REPORT TO SHAREHOLDERS

AUGUST 31, 1999

 [Graphic]
 Federated

 Federated U.S. Government Securities Fund: 5-10 Years
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 31428S107

Cusip 31428S206

G01393-01 (10/99)

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